Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY (DEFICIT)
Total stockholders' equity (Deficit)		$ 699,402	$ 2,203,522
Yingxi Industrial Chain Group Co Ltd [Member]
Current Assets
Cash and cash equivalents	$ 1,098,254	227,687	123,133
Accounts receivable	4,779,708	5,415,614	3,209,461
Notes receivable	1,131,898	795,062	64,495
Due from related parties	21,824		533,968
Inventory	454,272	428,602	629,395
Prepaid expenses	962,722	412,598	43,695
Other current assets	63,292	61,766	10,757
Total Current Assets	8,511,970	7,341,329	4,614,904
Property and equipment, net	648,459	683,647	744,075
TOTAL ASSETS	9,160,429	8,024,976	5,358,979
Current Liabilities
Accounts payable and accrued liabilities	2,764,288	2,821,528	802,038
Loan payable	2,655,000		184,800
Deferred revenue	225,423	363,818	92,984
Due to related parties	2,751,534	3,900,030	2,006,255
Tax payable	24,636	108,438	12,698
Other current liabilities	161,249	131,760	56,682
Total Current Liabilities	8,582,130	7,325,574	3,155,457
Long-term loan payable	1,475,000
TOTAL LIABILITIES	10,057,130	7,325,574	3,155,457
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, $0.0004 par value; 250,000,000 shares authorized; 250,000,000 shares issued and outstanding, respectively	100,000	100,000	100,000
Additional paid-in capital (deficiency)	(1,062,501)	374,499	2,047,600
Retained earnings	209,845	345,219	215,394
Accumulated other comprehensive loss	(144,045)	(120,316)	(159,472)
Total stockholders' equity (Deficit)	(896,701)	699,402	2,203,522
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 9,160,429	$ 8,024,976	$ 5,358,979